Fair Value Measurements - Changes in Fair Value of Level 3 Liabilities (Detail) - Warrants - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the beginning and ending balances
Balance at the beginning of the period	$ 649,387	$ 834,940	$ 3,297,077
Issuance of Deriviative financial Instruments		3,215,519
Realized (gains) or losses	129,689
Unrealized (gains) or losses		(3,401,072)	(2,462,137)
Balance at the end of the period	$ 779,076	$ 649,387	$ 834,940